Commitments and Contingencies - Summary of Guarantees Provided by the Group for Third Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Used amount	₩ 10,218,165	₩ 10,006,685
KT Estate Inc. [member] | Hana Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Wonju Bando U-bora Mark Bridge Buyer
Limit	₩ 103,000
Used amount	₩ 55,314
KT Engineering Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Gasan Solar Power Plant Inc.
Limit	₩ 4,700
Used amount	₩ 364
KT Engineering Co Ltd [Member] | Suhyup Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Korea Cell Inc.
Limit	₩ 3,250
Used amount	₩ 50
KT Engineering Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	San-Ya Agricultural Association Corporation
Limit	₩ 3,250
Used amount	₩ 51
KT Alpha Co Ltd [Member] | T-commerce cash payers [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Cash payers
Limit	₩ 821
Used amount	₩ 0
Nasmedia, Co., Ltd. [Member] | Korea Securities Finance Corp [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Stockholders Association Members
Limit	₩ 1,104
Used amount	₩ 610
Bottom of range [member] | KT Estate Inc. [member] | Hana Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 5, 2022
Bottom of range [member] | KT Engineering Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 7, 2010
Bottom of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 17, 2014
Bottom of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 17, 2014
Bottom of range [member] | KT Alpha Co Ltd [Member] | T-commerce cash payers [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 14, 2023
Top of range [member] | KT Estate Inc. [member] | Hana Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 28, 2025
Top of range [member] | KT Engineering Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 8, 2025
Top of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 16, 2024
Top of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 16, 2024
Top of range [member] | KT Alpha Co Ltd [Member] | T-commerce cash payers [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 12, 2024